Sinotop Contingent Consideration (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Sinotop Contingent Consideration 1		403,820
Sinotop Contingent Consideration 2		571,275
Sinotop Contingent Consideration 3		5.00%
Sinotop Contingent Consideration 4		80,000
Sinotop Contingent Consideration 5		5.00%
Sinotop Contingent Consideration 6		3,000,000
Sinotop Contingent Consideration 7		11,000,000
Sinotop Contingent Consideration 8		30,000,000
Sinotop Contingent Consideration 9		332,002
Sinotop Contingent Consideration 10		735,822
Sinotop Contingent Consideration 11		80,000
Sinotop Contingent Consideration 12		$ 2,750,966
Sinotop Contingent Consideration 13		1,313,443
Sinotop Contingent Consideration 14		3,016
Sinotop Contingent Consideration 15		3,000,000
Sinotop Contingent Consideration 16		245,274
Sinotop Contingent Consideration 17		26,667
Sinotop Contingent Consideration 1	403,820
Sinotop Contingent Consideration 2	571,275
Sinotop Contingent Consideration 3	5.00%
Sinotop Contingent Consideration 4	80,000
Sinotop Contingent Consideration 5	5.00%
Sinotop Contingent Consideration 6	3,000,000
Sinotop Contingent Consideration 7	11,000,000
Sinotop Contingent Consideration 8	30,000,000
Sinotop Contingent Consideration 9	332,002
Sinotop Contingent Consideration 10	735,822
Sinotop Contingent Consideration 11	80,000
Sinotop Contingent Consideration 12	2,750,966
Sinotop Contingent Consideration 13	41,648
Sinotop Contingent Consideration 14	$ 712,065
Sinotop Contingent Consideration 15	3,000,000
Sinotop Contingent Consideration 16	245,274
Sinotop Contingent Consideration 17	26,667